Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following table presents our fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis as of December 31, 2025 and 2024, respectively:

	December 31, 2025
	Level 1	Level 2	NAV	Total
Corporate bond funds	$88,307,169	$—	$—	$88,307,169
Mutual funds	904,752,560	—	—	904,752,560
Common stock	—	19,393,850	—	19,393,850
Employer common stock	—	183,487,465	—	183,487,465
Common/collective trust funds measured at net asset value	—	—	2,092,518,755	2,092,518,755
Total investments	$993,059,729	$202,881,315	$2,092,518,755	$3,288,459,799

	December 31, 2024
	Level 1	Level 2	NAV	Total
Corporate bond funds	$77,049,458	$—	$—	$77,049,458
Mutual funds	834,381,730	—	—	834,381,730
Common stock	—	18,928,923	—	18,928,923
Employer common stock	—	188,134,992	—	188,134,992
Common/collective trust funds measured at net asset value	—	—	1,842,094,695	1,842,094,695
Total investments	$911,431,188	$207,063,915	$1,842,094,695	$2,960,589,798